Segmented Information - Summary Of Detailed Information About Geographical Areas (Parenthetical) (Detail) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	[2]
Disclosure of geographical areas [line items]
Goodwill	$ 571,810	$ 674,396	[1],[2]	$ 566,270
CANADA
Disclosure of geographical areas [line items]
Goodwill	40,000	40,000
UNITED STATES
Disclosure of geographical areas [line items]
Goodwill	$ 181,000	$ 185,000

[1]	Certain balances as at December 31, 2022 have been re-presented as a result of measurement period adjustments for the acquisition of Exterran as required by IFRS 3 “Business Combinations”, refer to Note 6 “Acquisition” for more information.
[2]	Certain balances as at December 31, 2022 have been re-presented as a result of measurement period adjustments related to the Transaction as required by IFRS 3 “Business Combinations”, refer to Note 6 “Acquisition” for more information.